Commitments and Contingencies - Summary of Future Annual Minimum Rent Payments Under Noncancelable Leases Were as Follows (Detail) - Enjoy Technology Inc [Member] $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 12,204
2022	8,701
2023	7,875
2024	6,107
2025	3,111
Thereafter	797
Total minimum lease payments	$ 38,795